Accounting policies - Levels 2 and 3 FV (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 124,178	€ 146,991	€ 155,233
Financial liabilities, at fair value	153,600	136,835	151,768
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,363	1,349	2,481	€ 2,587
Financial liabilities, at fair value	196	86	324	552
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	437	341	950	1,191
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18	27	18
Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	282	325	514	680
Financial assets available for sale | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	626	656	999	716
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	182	69	302	536
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	9	11
Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	8	11	16
Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	66,806	83,587	79,547
Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	437	341	950
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,519	10,134	7,438
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18	27	18
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30,677	28,064	41,285
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	282	325	514
Financial Assets And Liabilities Category [Member] | Financial assets available for sale | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,176	25,206	26,963
Financial Assets And Liabilities Category [Member] | Financial assets available for sale | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	626	656	999
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	85,614	87,790	87,858
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	182	69	302
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8,029	8,138	8,526
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	9	11
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	58,840	40,255	54,757
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	8	11
Liabilities Under Insurance Contracts [Member] | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,117	652	627
Loans and advances - Credit institutions | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,696	3,220	1,352
Loans and advances - Credit institutions | Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,889	10,069	26,403
Loans and advances - Customers | Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	72	74	81	78
Loans and advances - Customers | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,815	9,504	6,081
Loans and advances - Customers | Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20,403	17,521	14,213
Loans and advances - Customers | Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	72	74	81
Debt and equity instruments | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32	40	43	85
Debt and equity instruments | Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			433	602
Debt and equity instruments | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	335	798	650
Debt and equity instruments | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32	40	43
Debt and equity instruments | Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	385	474	669
Debt and equity instruments | Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	210	251	433
Debt and equity instruments | Financial Assets And Liabilities Category [Member] | Financial assets available for sale | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,176	25,206	26,963
Debt and equity instruments | Financial Assets And Liabilities Category [Member] | Financial assets available for sale | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	626	656	999
Derivatives | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	405	301	907	1,106
Derivatives | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	55,960	70,065	71,464
Derivatives | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	405	301	907
Swaps | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	189	55	54	116
Swaps | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18	27	18
Swaps | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	44,766	53,499	52,904
Swaps | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	189	55	54
Swaps | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,896	9,737	6,437
Swaps | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18	27	18
Exchange rate options | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	2
Exchange rate options | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	463	524	1,005
Exchange rate options | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	2
Interest rate options | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	162	173	619	768
Interest rate options | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,747	5,349	8,276
Interest rate options | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	162	173	619
Interest rate options | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13	13	19
Interest rate futures | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	1,447	84
Index and securities options | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	26	120	111
Index and securities options | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,257	1,725	1,585
Index and securities options | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	26	120
Other | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	44	45	114	111
Other | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,725	7,521	7,610
Other | Financial Assets And Liabilities Category [Member] | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	44	45	114
Other | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	610	384	982
Deposits - Central banks | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	282	1,351	2,178
Deposits - Credit institutions | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	292	44	76
Deposits - Customers | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	28,179	9,996	9,187
Derivatives | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	182	69	302	536
Derivatives | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	56,860	73,481	74,893
Derivatives | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	182	69	302
Swaps | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	100	1	1	49
Swaps | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	9	11
Swaps | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	45,041	57,103	55,055
Swaps | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	100	1	1
Swaps | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,573	6,676	7,971
Swaps | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7	9	11
Exchange rate options | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9
Exchange rate options | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	497	413	901
Exchange rate options | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9
Interest rate options | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19	21	194	294
Interest rate options | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,402	6,485	9,240
Interest rate options | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19	21	194
Interest rate options | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	287	10	12
Index and securities options | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	41	46	107	€ 193
Index and securities options | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,527	1,672	2,000
Index and securities options | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	41	46	107
Interest rate and equity futures | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	1,443	101
Short positions | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	2,918	1,524
Other | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	13	1
Other | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,392	6,365	7,596
Other | Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	13	1
Other | Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 169	€ 1,452	€ 543